Restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Restricted cash
Bank deposits held in an escrow bank account	¥ 4,462	¥ 1,391	¥ 5,772
Bank deposits frozen for legal proceedings	3,508	25,682	26,604
Restricted cash	¥ 7,970	¥ 27,073	¥ 32,376